GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 6.09%
31,545	Air Liquide SA	$ 4,489,503
9,000	Air Water Inc	161,832
15,776	Akzo Nobel NV	1,405,689
161,468	Alumina Ltd	258,693
76,975	Anglo American PLC	1,768,840
34,462	Antofagasta PLC	380,359
50,728	ArcelorMittal	713,662
4,942	Arkema SA	460,728
95,400	Asahi Kasei Corp	946,373
67,099	BASF SE(a)	4,691,449
216,233	BHP Group Ltd	5,343,242
155,581	BHP Group PLC	3,322,699
36,747	BlueScope Steel Ltd	298,473
21,465	Boliden AB	492,977
12,959	Brenntag AG	626,747
14,797	Clariant AG	288,211
13,752	Covestro AG(b)	680,480
9,244	Croda International PLC	551,969
17,400	Daicel Corp	148,031
518	EMS-Chemie Holding AG	322,764
10,976	Evonik Industries AG	270,957
36,194	Evraz PLC	208,272
99,368	Fortescue Metals Group Ltd	591,460
14,471	Fresnillo PLC(c)	121,705
652	Givaudan SA	1,819,747
822,324	Glencore PLC	2,477,595
6,200	Hitachi Chemical Co Ltd(a)	203,379
13,100	Hitachi Metals Ltd	142,266
106,548	Incitec Pivot Ltd	244,003
44,403	Israel Chemicals Ltd	222,143
33,500	JFE Holdings Inc	405,763
16,051	Johnson Matthey PLC	602,690
13,100	JSR Corp	210,920
3,200	Kaneka Corp	100,283
12,200	Kansai Paint Co Ltd	285,171
21,400	Kobe Steel Ltd	114,939
13,991	Koninklijke DSM NV	1,684,268
22,100	Kuraray Co Ltd	273,041
6,181	LANXESS AG	377,510
89,300	Mitsubishi Chemical Holdings Corp	640,048
11,600	Mitsubishi Gas Chemical Co Inc	156,019
6,900	Mitsubishi Materials Corp	187,049
17,100	Mitsui Chemicals Inc	385,251
35,865	Mondi PLC	686,498
54,317	Newcrest Mining Ltd	1,253,402
10,600	Nippon Paint Holdings Co Ltd	554,407
59,774	Nippon Steel Corp	837,573
8,700	Nissan Chemical Corp	364,276
11,400	Nitto Denko Corp	552,389
101,737	Norsk Hydro ASA	358,234
16,688	Novozymes A/S Class B	701,916
57,000	Oji Holdings Corp	267,614
27,881	Rio Tinto Ltd	1,746,326
82,822	Rio Tinto PLC	4,304,769
Shares		Fair Value
Basic Materials — (continued)
26,800	Shin-Etsu Chemical Co Ltd	$ 2,883,960
9,200	Showa Denko KK	242,776
17,651	Smurfit Kappa Group PLC	524,869
5,519	Solvay SA	571,369
372,657	South32 Ltd	657,253
41,011	Stora Enso OYJ Class R	493,536
126,500	Sumitomo Chemical Co Ltd	571,118
16,300	Sumitomo Metal Mining Co Ltd	509,069
10,106	Symrise AG	982,396
8,000	Taiyo Nippon Sanso Corp(a)	162,601
12,200	Teijin Ltd	235,485
31,337	thyssenkrupp AG(c)	433,632
102,200	Toray Industries Inc	761,129
19,400	Tosoh Corp	258,444
13,733	Umicore SA(c)	518,879
40,275	UPM-Kymmene OYJ	1,189,270
7,239	voestalpine AG(c)	166,441
14,953	Yara International ASA	644,696
		62,511,527
Communications — 5.75%
3,397	1&1 Drillisch AG(a)(c)	105,891
63,776	Auto Trader Group PLC(b)	399,568
55,787	Bollore SA(a)	231,013
624,477	BT Group PLC	1,369,576
6,400	CyberAgent Inc(a)	246,702
8,192	Delivery Hero SE(a)(b)	363,688
15,200	Dentsu Inc	537,473
244,444	Deutsche Telekom AG(a)	4,100,075
11,460	Elisa OYJ	590,818
10,800	Eutelsat Communications SA	200,902
19,000	Hakuhodo DY Holdings Inc	276,082
1,700	Hikari Tsushin Inc(a)	368,804
253,900	HKT Trust & HKT Ltd	402,767
1,689	Iliad SA	158,632
89,506	Informa PLC	937,165
289,780	ITV PLC	448,664
4,510	JCDecaux SA	122,043
8,500	Kakaku.com Inc	209,979
130,300	KDDI Corp	3,399,885
278,692	Koninklijke KPN NV	868,530
5,200	LINE Corp(a)	186,604
30,800	M3 Inc(a)	745,356
5,627	Mercari Inc(a)	140,395
4,404	Millicom International Cellular SA SDR	213,713
7,200	MonotaRO Co Ltd	189,923
4,745	Nice Ltd(a)	683,891
48,400	Nippon Telegraph & Telephone Corp	2,315,636
412,898	Nokia OYJ(a)	2,085,268
99,900	NTT DOCOMO Inc	2,550,910
148,120	Orange SA(c)	2,318,374
262,000	PCCW Ltd	147,085
60,685	Pearson PLC	550,151
9,448	Proximus SADP	280,739
16,561	Publicis Groupe SA	814,891

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
Communications — (continued)
67,000	Rakuten Inc	$ 664,143
2,402	RTL Group SA(a)	115,492
5,688	Schibsted ASA Class B	159,514
27,993	SEEK Ltd	406,049
29,777	SES SA	542,761
102,200	Singapore Press Holdings Ltd(a)	153,908
587,100	Singapore Telecommunications Ltd	1,317,295
120,000	Softbank Corp(c)	1,625,962
121,600	SoftBank Group Corp	4,798,388
144,807	Spark New Zealand Ltd	399,970
1,818	Swisscom AG	896,951
33,855	Tele2 AB Class B(c)	503,506
652,874	Telecom Italia SpA(a)	372,784
398,651	Telecom Italia SpA(c)	218,063
223,500	Telefonaktiebolaget LM Ericsson Class B	1,784,946
48,715	Telefonica Deutschland Holding AG	135,822
346,520	Telefonica SA	2,647,819
3,041	Telenet Group Holding NV(a)	143,504
51,136	Telenor ASA	1,025,987
222,290	Telia Co AB	994,414
335,884	Telstra Corp Ltd	796,202
22,307	TPG Telecom Ltd	104,551
8,900	Trend Micro Inc	425,317
10,260	United Internet AG	365,612
68,206	Vivendi SA	1,866,311
1,984,778	Vodafone Group PLC	3,953,777
3,502	Wix.com Ltd(a)	408,823
21,668	Wolters Kluwer NV(a)	1,581,012
97,550	WPP PLC	1,220,853
199,800	Yahoo Japan Corp	562,913
14,000	ZOZO Inc(c)	324,297
		59,078,139
Consumer, Cyclical — 11.98%
2,100	ABC-Mart Inc(a)	133,492
13,580	Accor SA	566,064
13,320	adidas AG	4,147,120
11,000	Aisin Seiki Co Ltd	347,781
7,500	ANA Holdings Inc(c)	252,672
44,906	Aristocrat Leisure Ltd	928,437
14,700	Bandai Namco Holdings Inc	916,657
78,381	Barratt Developments PLC	623,768
23,419	Bayerische Motoren Werke AG	1,649,319
8,436	Berkeley Group Holdings PLC	433,036
42,100	Bridgestone Corp	1,638,361
26,751	Bunzl PLC	698,923
31,339	Burberry Group PLC	836,726
11,629	Carnival PLC	481,067
38,335	Cie Financiere Richemont SA	2,809,406
Shares		Fair Value
Consumer, Cyclical — (continued)
12,741	Cie Generale des Etablissements Michelin SCA	$ 1,418,627
26,800	City Developments Ltd	190,644
118,897	Compass Group PLC	3,058,066
8,300	Continental AG	1,064,951
23,402	Crown Resorts Ltd	190,369
66,787	Daimler AG	3,320,456
42,700	Daiwa House Industry Co Ltd	1,387,951
32,700	Denso Corp	1,444,928
18,499	Deutsche Lufthansa AG	293,676
3,417	Dufry AG	285,837
10,759	easyJet PLC(a)	151,783
19,229	Electrolux AB Series B	455,540
17,600	FamilyMart UNY Holdings Co Ltd	430,027
4,300	Fast Retailing Co Ltd	2,565,163
4,863	Faurecia SA	230,536
17,745	Ferguson PLC	1,294,602
9,393	Ferrari NV	1,449,468
76,812	Fiat Chrysler Automobiles NV	995,319
3,924	Flight Centre Travel Group Ltd	126,036
5,971	Flutter Entertainment PLC	558,136
168,000	Galaxy Entertainment Group Ltd	1,041,554
464,897	Genting Singapore Ltd	296,002
35,000	GVC Holdings PLC	319,616
32,568	Harvey Norman Holdings Ltd	99,632
58,855	Hennes & Mauritz AB Class B(c)	1,140,866
2,354	Hermes International	1,625,864
16,700	Hino Motors Ltd	138,394
118,300	Honda Motor Co Ltd	3,097,620
3,300	Hoshizaki Corp	260,127
4,168	HUGO BOSS AG	223,150
10,056	Iida Group Holdings Co Ltd	164,188
81,607	Industria de Diseno Textil SA	2,525,548
12,363	InterContinental Hotels Group PLC	771,362
22,900	Isetan Mitsukoshi Holdings Ltd(c)	183,390
41,500	Isuzu Motors Ltd	459,712
102,800	ITOCHU Corp	2,129,361
15,100	J Front Retailing Co Ltd	177,407
7,200	Japan Airlines Co Ltd	213,836
6,055	Jardine Cycle & Carriage Ltd	131,507
14,900	JTEKT Corp	172,081
5,573	Kering SA	2,839,926
168,701	Kingfisher PLC	428,525
7,000	Koito Manufacturing Co Ltd	344,567
3,700	Lawson Inc(c)	189,460
20,329	LVMH Moet Hennessy Louis Vuitton SE	8,065,759
149,230	Marks & Spencer Group PLC	337,908
121,300	Marubeni Corp	808,946
12,300	Marui Group Co Ltd	260,605
45,900	Mazda Motor Corp	411,416

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
4,500	McDonald's Holdings Co Japan Ltd	$ 217,968
15,487	Melco Resorts & Entertainment Ltd ADR	300,603
45,603	Merlin Entertainments PLC(b)	253,687
54,000	MGM China Holdings Ltd	84,079
100,700	Mitsubishi Corp	2,479,528
43,700	Mitsubishi Motors Corp	190,654
121,500	Mitsui & Co Ltd	1,995,810
13,959	Moncler SpA	497,548
9,546	Next PLC	725,405
17,000	NGK Insulators Ltd	243,205
10,100	NGK Spark Plug Co Ltd	193,786
8,400	Nintendo Co Ltd	3,128,970
177,400	Nissan Motor Co Ltd	1,107,571
5,700	Nitori Holdings Co Ltd	836,473
7,116	Nokian Renkaat OYJ(c)	200,575
15,000	Oriental Land Co Ltd	2,286,232
35,200	Pan Pacific International Holdings Corp	589,332
164,100	Panasonic Corp	1,337,364
6,895	Pandora A/S	276,701
22,139	Persimmon PLC	590,176
41,830	Peugeot SA	1,044,028
25,322	Pirelli & C SpA(b)	149,955
6,820	Puma SE	527,704
14,864	Renault SA	853,094
21,000	Ryohin Keikaku Co Ltd	393,680
174,400	Sands China Ltd	788,057
3,000	Sankyo Co Ltd	103,234
1,478	SEB SA	224,320
10,400	Sega Sammy Holdings Inc	145,893
24,900	Sekisui Chemical Co Ltd	387,496
43,100	Sekisui House Ltd	850,457
88,000	Shangri-La Asia Ltd	89,693
13,300	Sharp Corp	148,523
1,500	Shimamura Co Ltd	119,171
5,200	Shimano Inc	785,741
48,000	Singapore Airlines Ltd	317,485
132,000	SJM Holdings Ltd	125,363
6,535	Sodexo SA	733,653
93,700	Sony Corp	5,538,435
9,200	Stanley Electric Co Ltd	245,046
47,500	Subaru Corp	1,343,305
91,600	Sumitomo Corp	1,434,040
52,800	Sumitomo Electric Industries Ltd(a)	673,803
10,800	Sumitomo Rubber Industries Ltd	128,606
4,800	Sundrug Co Ltd	151,456
25,800	Suzuki Motor Corp	1,099,063
7,746	Swatch Group AG	857,649
147,718	Tabcorp Holdings Ltd	483,518
229,974	Taylor Wimpey PLC	456,339
7,100	Toho Co Ltd	311,653
3,800	Toyoda Gosei Co Ltd	76,499
10,100	Toyota Industries Corp	583,165
168,755	Toyota Motor Corp(c)	11,333,628
15,100	Toyota Tsusho Corp	490,111
Shares		Fair Value
Consumer, Cyclical — (continued)
2,400	Tsuruha Holdings Inc	$ 262,089
32,308	TUI AG	375,143
16,300	USS Co Ltd	317,434
19,358	Valeo SA	627,338
2,578	Volkswagen AG	443,170
108,439	Volvo AB Class B	1,521,739
3,100	Welcia Holdings Co Ltd	156,670
9,777	Whitbread PLC	515,899
96,800	Wynn Macau Ltd	188,631
39,700	Yamada Denki Co Ltd	192,362
10,700	Yamaha Corp	482,411
24,400	Yamaha Motor Co Ltd	444,815
11,100	Yokohama Rubber Co Ltd	223,075
45,500	Yue Yuen Industrial Holdings Ltd	124,310
9,386	Zalando SE(a)(b)	428,559
		123,066,448
Consumer, Non-Cyclical — 25.97%
55,992	a2 Milk Co Ltd(a)	465,219
11,697	Adecco Group AG	647,286
744	Adyen NV(a)(b)	489,274
47,800	Aeon Co Ltd	878,218
33,700	Ajinomoto Co Inc	637,859
31,082	Alcon Inc(a)	1,813,009
15,900	Alfresa Holdings Corp	356,260
32,779	Amadeus IT Group SA	2,348,675
55,972	Anheuser-Busch InBev SA	5,327,408
27,800	Asahi Group Holdings Ltd	1,380,634
13,600	Asahi Intecc Co Ltd	358,817
34,593	Ashtead Group PLC	961,585
25,571	Associated British Foods PLC	723,567
135,000	Astellas Pharma Inc	1,931,062
95,359	AstraZeneca PLC	8,513,303
38,306	Atlantia SpA	925,775
147	Barry Callebaut AG	303,192
68,692	Bayer AG	4,839,580
7,311	Beiersdorf AG	862,006
2,500	BeiGene Ltd ADR(a)(c)	306,150
4,100	Benesse Holdings Inc	106,806
2,654	BioMérieux	219,488
112,621	Brambles Ltd	867,296
168,947	British American Tobacco PLC	6,238,187
19,513	Bureau Veritas SA	469,675
5,500	Calbee Inc	171,562
2,896	Carl Zeiss Meditec AG	330,074
7,471	Carlsberg A/S Class B	1,104,050
43,531	Carrefour SA	761,459
3,820	Casino Guichard Perrachon SA(c)	182,325
84	Chocoladefabriken Lindt & Spruengli AG	1,223,404
8,078	Chr Hansen Holding A/S	684,318
17,100	Chugai Pharmaceutical Co Ltd	1,336,317
35,390	Coca-Cola Amatil Ltd	254,664

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
11,100	Coca-Cola Bottlers Japan Holdings Inc	$ 249,596
17,686	Coca-Cola European Partners PLC	984,507
14,554	Coca-Cola HBC AG	475,160
4,274	Cochlear Ltd	601,457
80,149	Coles Group Ltd	833,271
9,475	Coloplast A/S Class B	1,139,993
3,646	Colruyt SA	199,737
33,575	CSL Ltd	5,308,611
17,000	Dai Nippon Printing Co Ltd	440,997
42,100	Daiichi Sankyo Co Ltd	2,660,274
21,400	Dairy Farm International Holdings Ltd	134,820
44,817	Danone SA	3,947,572
37,205	Davide Campari-Milano SpA	336,072
8,317	Demant A/S(a)	212,915
175,450	Diageo PLC	7,166,077
17,098	Edenred	820,190
17,900	Eisai Co Ltd	914,458
21,068	EssilorLuxottica SA	3,037,580
44,991	Essity AB Class B	1,312,766
945	Eurofins Scientific SE(c)	439,463
67,189	Experian PLC	2,147,808
36,551	Fisher & Paykel Healthcare Corp Ltd	396,582
15,430	Fresenius Medical Care AG & Co KGaA	1,036,904
30,981	Fresenius SE & Co KGaA	1,449,317
132,909	G4S PLC	309,453
4,472	Genmab A/S(a)	908,637
364,320	GlaxoSmithKline PLC	7,808,121
3,100	GMO Payment Gateway Inc	208,082
518,400	Golden Agri-Resources Ltd	84,377
22,075	Grifols SA	650,732
4,439	H Lundbeck A/S	147,165
8,125	Heineken Holding NV	808,357
18,856	Heineken NV	2,036,684
7,297	Henkel AG & Co KGaA	668,013
3,800	Hisamitsu Pharmaceutical Co Inc	167,278
5,505	ICA Gruppen AB(c)	254,241
71,600	Imperial Brands PLC	1,607,679
11,425	Intertek Group PLC	768,758
2,414	Ipsen SA	229,008
10,848	ISS A/S	268,199
128,014	J Sainsbury PLC	345,274
86,200	Japan Tobacco Inc	1,888,611
16,200	Jardine Strategic Holdings Ltd	482,598
21,904	Jeronimo Martins SGPS SA	369,382
36,600	Kao Corp	2,714,876
11,694	Kerry Group PLC Class A	1,367,637
10,800	Kikkoman Corp	518,126
61,400	Kirin Holdings Co Ltd	1,306,581
3,100	Kobayashi Pharmaceutical Co Ltd	236,749
87,895	Koninklijke Ahold Delhaize NV	2,198,055
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
69,343	Koninklijke Philips NV(a)	$ 3,204,287
2,400	Kose Corp	407,494
21,300	Kyowa Kirin Co Ltd	414,803
20,300	Lion Corp	401,584
5,528	Lonza Group AG	1,870,736
18,422	L'Oreal SA	5,152,077
11,100	Medipal Holdings Corp	247,777
8,600	MEIJI Holdings Co Ltd	629,066
9,889	Merck KGaA	1,113,997
11,828	METRO AG	186,604
19,600	Mitsubishi Tanabe Pharma Corp	215,998
30,827	Mowi ASA	712,018
225,180	Nestle SA	24,421,794
6,000	NH Foods Ltd	241,581
13,425	Nisshin Seifun Group Inc(a)	248,941
5,200	Nissin Foods Holdings Co Ltd	376,849
7,190	NMC Health PLC(c)	239,547
158,313	Novartis AG	13,739,509
130,616	Novo Nordisk A/S Class B	6,749,736
33,184	Ocado Group PLC(a)	539,553
81,600	Olympus Corp	1,105,508
25,600	Ono Pharmaceutical Co Ltd	466,227
6,982	Orion OYJ Class B	260,170
58,164	Orkla ASA	529,253
29,800	Otsuka Holdings Co Ltd	1,119,439
9,600	Park24 Co Ltd	223,018
7,000	PeptiDream Inc(a)	334,595
15,238	Pernod Ricard SA	2,712,082
11,400	Persol Holdings Co Ltd	216,678
7,400	Pigeon Corp	306,411
6,000	Pola Orbis Holdings Inc	135,261
16,638	QIAGEN NV(a)	544,874
9,471	Ramsay Health Care Ltd	414,925
9,390	Randstad NV(c)	461,014
51,485	Reckitt Benckiser Group PLC	4,019,264
6,710	Recordati SpA	287,785
99,700	Recruit Holdings Co Ltd	3,046,184
144,945	RELX PLC	3,441,495
1,505	Remy Cointreau SA	199,783
131,053	Rentokil Initial PLC	753,316
51,648	Roche Holding AG	15,038,075
24,649	Ryman Healthcare Ltd(a)	204,862
82,818	Sanofi	7,671,690
28,200	Santen Pharmaceutical Co Ltd	492,812
2,085	Sartorius Stedim Biotech	291,636
15,800	Secom Co Ltd	1,445,793
23,434	Securitas AB Class B	358,846
55,100	Seven & i Holdings Co Ltd	2,111,723
377	SGS SA	934,554
15,200	Shimadzu Corp	386,493
19,700	Shionogi & Co Ltd	1,098,335
29,500	Shiseido Co Ltd	2,367,645
11,124	Siemens Healthineers AG(b)	437,421
64,563	Smith & Nephew PLC	1,554,396
1,841	Societe BIC SA	123,588

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
4,600	Sohgo Security Services Co Ltd(a)	$ 241,937
34,202	Sonic Healthcare Ltd	648,506
3,792	Sonova Holding AG	882,326
717	Straumann Holding AG	586,469
10,700	Sumitomo Dainippon Pharma Co Ltd	177,036
9,100	Suntory Beverage & Food Ltd	389,588
6,260	Suzuken Co Ltd	336,973
13,794	Swedish Match AB	570,492
12,000	Sysmex Corp	806,187
3,000	Taisho Pharmaceutical Holdings Co Ltd	219,361
109,652	Takeda Pharmaceutical Co Ltd	3,762,783
47,400	Terumo Corp	1,533,780
709,845	Tesco PLC	2,097,756
80,719	Teva Pharmaceutical Industries Ltd Sponsored ADR(a)	555,347
16,500	Toppan Printing Co Ltd	293,034
5,500	Toyo Suisan Kaisha Ltd	220,862
191,485	Transurban Group	1,900,962
55,919	Treasury Wine Estates Ltd	701,889
8,955	UCB SA	649,709
31,100	Unicharm Corp	988,483
107,854	Unilever NV	6,476,376
81,561	Unilever PLC	4,901,450
3,143	Vifor Pharma AG	502,343
54,000	Vitasoy International Holdings Ltd	218,886
82,972	Wesfarmers Ltd	2,229,280
766,500	WH Group Ltd(b)	686,445
137,900	Wilmar International Ltd	372,189
8,814	Wirecard AG	1,410,594
163,432	Wm Morrison Supermarkets PLC	402,204
95,175	Woolworths Group Ltd	2,394,949
9,500	Yakult Honsha Co Ltd	533,310
8,000	Yamazaki Baking Co Ltd	143,095
		266,661,007
Diversified — 0.30%
198,424	CK Hutchison Holdings Ltd	1,751,713
16,879	Jardine Matheson Holdings Ltd	900,326
38,500	Swire Pacific Ltd Class A	358,331
5,933	Washington H Soul Pattinson & Co Ltd	84,302
		3,094,672
Energy — 5.19%
6,839	Aker BP ASA	182,230
84,948	APA Group	657,912
1,485,854	BP PLC	9,404,719
18,322	Caltex Australia Ltd	325,556
6,822	DCC PLC	594,806
Shares		Fair Value
Energy — (continued)
186,904	Eni SpA	$ 2,856,794
74,814	Equinor ASA	1,417,140
37,736	Galp Energia SGPS SA	567,519
13,456	Idemitsu Kosan Co Ltd	381,779
78,900	Inpex Corp	727,124
59,860	John Wood Group PLC	278,999
241,650	JXTG Holdings Inc	1,104,569
4,454	Koninklijke Vopak NV	228,932
11,956	Lundin Petroleum AB(c)	358,424
30,706	Neste OYJ(c)	1,015,900
117,232	Oil Search Ltd	578,745
12,297	OMV AG	659,102
107,327	Repsol SA	1,673,877
320,480	Royal Dutch Shell PLC Class A	9,397,005
275,523	Royal Dutch Shell PLC Class B	8,141,464
122,116	Santos Ltd	636,737
15,299	Siemens Gamesa Renewable Energy SA(c)	207,549
174,556	Total SA	9,088,593
14,545	Vestas Wind Systems A/S	1,128,371
68,766	Woodside Petroleum Ltd	1,502,342
20,936	WorleyParsons Ltd	183,668
		53,299,856
Financial — 21.97%
74,788	3i Group PLC	1,069,929
29,634	ABN AMRO Bank NV(b)	522,046
25,100	Acom Co Ltd	98,912
13,311	Admiral Group PLC	345,980
134,688	Aegon NV	559,378
7,200	AEON Financial Service Co Ltd	108,863
6,710	Aeon Mall Co Ltd	106,161
8,799	AerCap Holdings NV(a)	481,745
14,907	Ageas	826,374
886,200	AIA Group Ltd	8,357,796
52,163	AIB Group PLC	154,741
30,827	Allianz SE	7,175,687
218,103	AMP Ltd	268,999
3,873	Amundi SA(b)	269,786
10,000	Aozora Bank Ltd	250,604
61,736	Aroundtown SA	504,966
167,875	Ascendas REIT	379,132
80,059	Assicurazioni Generali SpA	1,551,524
14,367	ASX Ltd	787,305
211,338	Australia & New Zealand Banking Group Ltd	4,059,737
290,650	Aviva PLC	1,426,490
143,687	AXA SA	3,668,886
2,311	Azrieli Group Ltd	182,114
3,602	Baloise Holding AG	645,387
484,333	Banco Bilbao Vizcaya Argentaria SA	2,521,198
411,660	Banco de Sabadell SA	399,114
106,001	Banco Espirito Santo SA(a)	150
1,234,004	Banco Santander SA(a)	5,020,956

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
Financial — (continued)
91,937	Bank Hapoalim BM(a)	$ 724,403
105,114	Bank Leumi Le-Israel BM	748,394
83,521	Bank of East Asia Ltd	205,704
73,465	Bank of Ireland Group PLC	291,100
3,800	Bank of Kyoto Ltd	149,488
25,220	Bank of Queensland Ltd(c)	168,899
77,928	Bankia SA	147,039
55,661	Bankinter SA	351,239
1,258,797	Barclays PLC	2,319,014
46,430	Bendigo & Adelaide Bank Ltd	360,252
82,667	BNP Paribas SA	4,019,026
271,500	BOC Hong Kong Holdings Ltd	921,259
60,353	British Land Co PLC REIT	434,017
254,543	CaixaBank SA	667,662
170,469	CapitaLand Commercial Trust REIT	255,427
195,000	CapitaLand Ltd	498,454
209,100	CapitaLand Mall Trust REIT(a)	398,063
35,861	Challenger Ltd	178,592
44,000	Chiba Bank Ltd(a)	227,573
194,924	CK Asset Holdings Ltd	1,320,628
11,538	CNP Assurances	222,968
78,972	Commerzbank AG	457,162
129,075	Commonwealth Bank of Australia	7,040,973
92,800	Concordia Financial Group Ltd	357,630
3,872	Covivio REIT	409,818
86,460	Credit Agricole SA	1,046,498
10,200	Credit Saison Co Ltd	137,542
190,315	Credit Suisse Group AG	2,328,145
77,100	Dai-ichi Life Holdings Inc	1,172,144
5,000	Daito Trust Construction Co Ltd	640,392
139	Daiwa House REIT Investment Corp(a)	391,060
116,000	Daiwa Securities Group Inc	519,128
49,501	Danske Bank A/S	688,677
128,782	DBS Group Holdings Ltd	2,329,810
147,695	Deutsche Bank AG	1,103,606
14,349	Deutsche Boerse AG	2,237,864
26,824	Deutsche Wohnen SE	979,173
82,618	Dexus REIT	665,467
100,338	Direct Line Insurance Group PLC	370,073
72,538	DNB ASA	1,278,699
21,497	Erste Group Bank AG	710,469
3,133	Eurazeo SE	232,999
8,047	EXOR NV	538,934
36,305	FinecoBank Banca Fineco SpA	384,110
13,900	Fukuoka Financial Group Inc(a)	263,799
3,156	Gecina SA REIT	495,881
12,726	Gjensidige Forsikring ASA	252,387
124,833	Goodman Group REIT	1,194,875
120,780	GPT Group REIT	502,253
Shares		Fair Value
Financial — (continued)
5,966	Groupe Bruxelles Lambert SA	$ 572,668
169,000	Hang Lung Properties Ltd	383,544
57,500	Hang Seng Bank Ltd	1,238,986
4,397	Hannover Rueck SE	743,136
19,748	Hargreaves Lansdown PLC	503,962
109,830	Henderson Land Development Co Ltd	511,569
86,912	Hong Kong Exchanges & Clearing Ltd	2,547,395
90,500	Hongkong Land Holdings Ltd	508,810
1,470,615	HSBC Holdings PLC	11,266,373
18,300	Hulic Co Ltd(a)	187,879
40,000	Hysan Development Co Ltd	161,305
2,236	ICADE REIT	199,967
10,895	Industrivarden AB Class C	238,340
282,797	ING Groep NV	2,954,314
162,398	Insurance Australia Group Ltd(a)	866,550
1,116,711	Intesa Sanpaolo SpA	2,645,297
42,339	Investec PLC	217,755
33,778	Investor AB Class B	1,649,625
84,295	Israel Discount Bank Ltd Class A	370,493
37,300	Japan Exchange Group Inc	589,431
25,900	Japan Post Bank Co Ltd(c)	251,569
115,000	Japan Post Holdings Co Ltd	1,061,173
57	Japan Prime Realty Investment Corp REIT	270,506
95	Japan Real Estate Investment Corp REIT	637,099
171	Japan Retail Fund Investment Corp REIT	361,532
15,742	Julius Baer Group Ltd	697,228
18,736	KBC Group NV	1,216,933
45,500	Kerry Properties Ltd	140,099
18,671	Kinnevik AB Class B(a)	490,894
14,602	Klepierre SA REIT	495,893
4,976	L E Lundbergforetagen AB Class B(a)	187,143
54,012	Land Securities Group PLC REIT	568,721
438,378	Legal & General Group PLC	1,337,525
153,500	Link REIT	1,693,238
5,235,410	Lloyds Banking Group PLC	3,469,998
22,952	London Stock Exchange Group PLC	2,060,508
23,458	Macquarie Group Ltd	2,079,369
9,848	Magellan Financial Group Ltd	343,009
72,881	Mapfre SA	196,288
66,650	Mebuki Financial Group Inc	164,821
228,937	Medibank Private Ltd	525,759
50,469	Mediobanca Banca di Credito Finanziario SpA	550,911
352,619	Melrose Industries PLC	873,170
289,128	Mirvac Group REIT	597,300
84,600	Mitsubishi Estate Co Ltd	1,635,870
899,100	Mitsubishi UFJ Financial Group Inc	4,578,992

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
Financial — (continued)
27,800	Mitsubishi UFJ Lease & Finance Co Ltd(a)	$ 161,250
65,500	Mitsui Fudosan Co Ltd	1,630,106
8,477	Mizrahi Tefahot Bank Ltd	210,640
1,735,400	Mizuho Financial Group Inc	2,666,882
36,400	MS&AD Insurance Group Holdings Inc	1,183,151
10,757	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,778,521
202,824	National Australia Bank Ltd	4,066,667
76,064	Natixis SA	315,147
428,432	New World Development Co Ltd	556,388
99	Nippon Building Fund Inc REIT(a)	760,632
110	Nippon Prologis REIT Inc	301,630
23,576	NN Group NV	835,503
267,000	Nomura Holdings Inc	1,134,975
8,400	Nomura Real Estate Holdings Inc	182,092
308	Nomura Real Estate Master Fund Inc REIT	556,306
225,315	Nordea Bank Abp	1,598,255
100,900	ORIX Corp	1,509,363
241,267	Oversea-Chinese Banking Corp Ltd	1,896,695
2,603	Pargesa Holding SA	200,219
1,240	Partners Group Holding AG	952,266
35,500	Prosus NV(a)	2,605,998
188,275	Prudential PLC	3,410,601
98,318	QBE Insurance Group Ltd	833,974
9,542	Raiffeisen Bank International AG	221,296
3,507	REA Group Ltd	256,387
166,900	Resona Holdings Inc	718,195
343,933	Royal Bank of Scotland Group PLC	876,220
75,441	RSA Insurance Group PLC	494,788
32,464	Sampo OYJ Class A	1,289,873
15,240	SBI Holdings Inc	327,897
402,018	Scentre Group REIT	1,066,575
8,153	Schroders PLC(c)	308,072
11,012	SCOR SE	454,659
75,806	Segro PLC REIT	755,553
36,500	Seven Bank Ltd(a)	100,273
10,200	Shinsei Bank Ltd	149,147
32,000	Shizuoka Bank Ltd(a)	239,804
69,100	Singapore Exchange Ltd	423,931
268,826	Sino Land Co Ltd	404,050
114,866	Skandinaviska Enskilda Banken AB	1,055,470
56,509	Societe Generale SA	1,547,906
24,850	Sompo Holdings Inc	1,043,622
11,100	Sony Financial Holdings Inc	241,692
40,617	St James's Place PLC	488,426
210,197	Standard Chartered PLC	1,763,853
193,695	Standard Life Aberdeen PLC	680,039
165,723	Stockland REIT(a)	509,050
Shares		Fair Value
Financial — (continued)
97,600	Sumitomo Mitsui Financial Group Inc	$ 3,353,743
26,286	Sumitomo Mitsui Trust Holdings Inc	951,866
25,100	Sumitomo Realty & Development Co Ltd	958,219
119,000	Sun Hung Kai Properties Ltd	1,710,118
97,301	Suncorp Group Ltd	896,441
158,100	Suntec REIT	217,501
112,808	Svenska Handelsbanken AB Class A	1,055,328
67,943	Swedbank AB Class A	978,495
91,800	Swire Properties Ltd	288,105
2,665	Swiss Life Holding AG	1,274,137
5,817	Swiss Prime Site AG	569,276
22,434	Swiss Re AG	2,340,849
38,600	T&D Holdings Inc	412,469
48,700	Tokio Marine Holdings Inc	2,612,616
2,700	Tokyo Century Corp(a)	125,565
48,200	Tokyu Fudosan Holdings Corp	308,488
10,546	Tryg A/S	302,148
285,393	UBS Group AG	3,240,478
10,513	Unibail-Rodamco-Westfield REIT	1,532,599
147,269	UniCredit SpA	1,735,866
93,806	United Overseas Bank Ltd	1,743,386
186	United Urban Investment Corp REIT	356,331
31,206	UOL Group Ltd(a)	169,463
272,976	Vicinity Centres REIT	473,610
35,539	Vonovia SE	1,803,084
1,821	Wendel SA	250,938
249,994	Westpac Banking Corp	4,993,044
75,300	Wharf Holdings Ltd	164,241
92,300	Wharf Real Estate Investment Co Ltd	504,098
53,000	Wheelock & Co Ltd	301,950
11,109	Zurich Insurance Group AG	4,254,835
		225,569,002
Industrial — 12.95%
135,107	ABB Ltd	2,656,998
20,312	ACS Actividades de Construccion y Servicios SA	811,589
4,726	Aena SME SA(b)	865,112
2,294	Aeroports de Paris(a)	408,037
13,000	AGC Inc	405,110
42,613	Airbus SE	5,532,402
21,830	Alfa Laval AB	430,577
19,300	Alps Alpine Co Ltd	362,407
11,449	Alstom SA	474,256
21,900	Amada Holdings Co Ltd	237,319
4,766	ANDRITZ AG	194,764
344	AP Moeller - Maersk A/S Class A	366,748
459	AP Moeller - Maersk A/S Class B	518,869

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
Industrial — (continued)
75,046	Assa Abloy AB Class B	$ 1,668,360
45,921	Atlas Copco AB Class A	1,414,052
28,902	Atlas Copco AB Class B	782,639
88,165	Auckland International Airport Ltd	505,535
160,944	Aurizon Holdings Ltd	641,579
237,194	BAE Systems PLC	1,660,547
75,571	Boral Ltd	246,634
15,442	Bouygues SA	618,404
14,600	Brother Industries Ltd	266,038
11,800	Casio Computer Co Ltd	183,636
13,736	Cellnex Telecom SA(b)	567,348
10,400	Central Japan Railway Co	2,144,579
37,275	Cie de Saint-Gobain	1,460,914
6,584	CIMIC Group Ltd	139,898
53,500	CK Infrastructure Holdings Ltd	359,788
74,713	CNH Industrial NV	760,814
188,400	ComfortDelGro Corp Ltd	327,337
58,834	CRH PLC	2,019,437
8,000	Daifuku Co Ltd	416,209
18,200	Daikin Industries Ltd	2,400,383
174	Dassault Aviation SA	246,168
72,086	Deutsche Post AG	2,402,291
1,800	Disco Corp	344,100
16,193	DSV A/S	1,539,146
22,800	East Japan Railway Co	2,180,192
5,594	Eiffage SA	579,904
1,539	Elbit Systems Ltd	255,506
53,202	Epiroc AB Class A	576,186
24,473	Epiroc AB Class B	252,551
14,300	FANUC Corp	2,703,035
37,176	Ferrovial SA(a)	1,074,140
56,718	Fletcher Building Ltd	182,923
3,234	Fraport AG Frankfurt Airport Services Worldwide	274,100
10,700	Fuji Electric Co Ltd	329,919
27,100	FUJIFILM Holdings Corp	1,193,766
11,350	GEA Group AG(a)	306,199
2,879	Geberit AG	1,375,832
35,015	Getlink SE	525,780
26,021	Halma PLC	629,686
16,200	Hankyu Hanshin Holdings Inc(a)	626,462
10,308	HeidelbergCement AG	744,756
18,647	Hexagon AB Class B	898,228
2,079	Hirose Electric Co Ltd	256,124
6,700	Hitachi Construction Machinery Co Ltd	162,744
4,600	Hitachi High-Technologies Corp	267,399
71,800	Hitachi Ltd	2,688,925
1,959	HOCHTIEF AG	223,249
28,200	Hoya Corp	2,309,663
25,388	Husqvarna AB Class B(c)	193,072
9,500	IHI Corp	208,105
2,215	Imerys SA	88,968
36,271	James Hardie Industries PLC	609,272
Shares		Fair Value
Industrial — (continued)
3,100	Japan Airport Terminal Co Ltd	$ 134,944
14,000	JGC Corp	184,763
34,700	Kajima Corp	457,151
7,500	Kamigumi Co Ltd	170,370
9,700	Kawasaki Heavy Industries Ltd	216,277
6,600	Keihan Holdings Co Ltd	294,085
15,000	Keikyu Corp	291,936
7,000	Keio Corp	437,090
8,600	Keisei Electric Railway Co Ltd	355,035
117,800	Keppel Corp Ltd	505,890
6,780	Keyence Corp	4,220,252
11,123	Kingspan Group PLC	543,135
12,100	Kintetsu Group Holdings Co Ltd	631,598
4,493	KION Group AG	236,283
3,438	Knorr-Bremse AG	323,164
68,700	Komatsu Ltd	1,584,207
25,078	Kone OYJ Class B	1,427,204
77,700	Kubota Corp	1,181,715
4,586	Kuehne + Nagel International AG	674,842
9,000	Kurita Water Industries Ltd	242,295
24,100	Kyocera Corp	1,502,650
10,300	Kyushu Railway Co	328,775
36,450	LafargeHolcim Ltd	1,794,936
20,279	Legrand SA	1,446,646
40,220	LendLease Group	477,045
26,809	Leonardo SpA	315,141
16,500	LIXIL Group Corp	291,508
16,000	Makita Corp	507,736
4,000	Maruichi Steel Tube Ltd(a)	106,238
62,327	Meggitt PLC	486,058
7,697	Metso OYJ	287,232
30,500	MINEBEA MITSUMI Inc	486,889
22,400	MISUMI Group Inc	530,620
136,600	Mitsubishi Electric Corp	1,822,266
22,300	Mitsubishi Heavy Industries Ltd	876,577
7,100	Mitsui OSK Lines Ltd	180,505
114,825	MTR Corp Ltd	643,957
3,738	MTU Aero Engines AG	993,255
42,100	Murata Manufacturing Co Ltd	2,040,483
7,000	Nabtesco Corp	219,121
11,800	Nagoya Railroad Co Ltd(a)	353,533
16,900	Nidec Corp	2,288,623
21,700	Nikon Corp	272,234
5,200	Nippon Electric Glass Co Ltd	116,270
5,300	Nippon Express Co Ltd	271,449
9,800	Nippon Yusen KK	164,629
23,700	NSK Ltd	200,859
105,527	NWS Holdings Ltd	163,448
49,100	Obayashi Corp	491,046
20,500	Odakyu Electric Railway Co Ltd	492,415
14,200	Omron Corp	782,492
31,905	Orica Ltd	485,857

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
Industrial — (continued)
33,799	Poste Italiane SpA(b)	$ 384,198
16,413	Prysmian SpA	352,430
2,300	Rinnai Corp	154,980
122,817	Rolls-Royce Holdings PLC	1,193,087
24,268	Safran SA	3,821,019
84,441	Sandvik AB	1,314,574
44,200	SATS Ltd	154,988
4,455	Schindler Holding AG	996,018
40,395	Schneider Electric SE	3,532,236
14,100	Seibu Holdings Inc	246,132
10,900	SG Holdings Co Ltd	267,116
46,900	Shimizu Corp Class A	426,035
55,953	Siemens AG	5,989,518
9,794	Sika AG	1,432,978
131,000	Singapore Technologies Engineering Ltd	364,143
21,783	Skanska AB Class B	441,000
30,024	SKF AB Class B	495,791
4,300	SMC Corp/Japan	1,848,261
28,484	Smiths Group PLC	549,445
5,196	Spirax-Sarco Engineering PLC	500,281
7,400	Sumitomo Heavy Industries Ltd	220,506
72,922	Sydney Airport	395,689
10,700	Taiheiyo Cement Corp	287,524
14,300	Taisei Corp	556,514
9,000	TDK Corp	813,574
101,000	Techtronic Industries Co Ltd	702,980
34,736	Tenaris SA	368,425
7,335	Thales SA	843,168
7,700	THK Co Ltd	203,998
16,400	Tobu Railway Co Ltd	532,783
40,400	Tokyu Corp	759,979
41,600	Toshiba Corp	1,272,479
11,300	TOTO Ltd	425,562
11,100	Toyo Seikan Group Holdings Ltd	173,212
17,300	Venture Corp Ltd	191,830
37,062	Vinci SA	3,992,299
32,083	Wartsila OYJ Abp	358,979
17,590	Weir Group PLC	308,027
11,600	West Japan Railway Co	981,489
20,900	Yamato Holdings Co Ltd	315,760
143,900	Yangzijiang Shipbuilding Holdings Ltd	100,054
18,400	Yaskawa Electric Corp	682,956
19,200	Yokogawa Electric Corp	352,814
		132,934,270
Technology — 4.16%
14,900	Advantest Corp	664,212
20,300	ASM Pacific Technology Ltd	247,689
31,004	ASML Holding NV	7,689,435
7,794	Atos SE	548,617
72,900	Canon Inc	1,949,505
11,953	Capgemini SE	1,407,484
Shares		Fair Value
Technology — (continued)
9,115	Check Point Software Technologies Ltd(a)	$ 998,093
35,302	Computershare Ltd	385,915
2,729	CyberArk Software Ltd(a)	272,409
9,827	Dassault Systemes SE	1,399,923
14,900	Fujitsu Ltd	1,197,517
11,400	Hamamatsu Photonics KK	425,314
88,608	Infineon Technologies AG	1,592,003
3,874	Ingenico Group SA(c)	377,583
7,200	Itochu Techno-Solutions Corp	191,246
5,800	Konami Holdings Corp	280,973
30,000	Konica Minolta Inc	209,896
26,364	Micro Focus International PLC	370,405
19,800	NEC Corp	837,273
38,700	Nexon Co Ltd(a)	470,212
23,169	Nomura Research Institute Ltd	462,962
49,100	NTT Data Corp	637,245
21,942	NXP Semiconductors NV	2,394,311
5,000	Obic Co Ltd	572,958
2,600	Oracle Corp Japan	226,658
6,400	Otsuka Corp(a)	256,138
53,900	Renesas Electronics Corp(a)	353,218
53,600	Ricoh Co Ltd	484,935
7,300	Rohm Co Ltd	562,845
80,133	Sage Group PLC	680,783
71,892	SAP SE	8,459,804
18,000	Seiko Epson Corp	255,680
50,917	STMicroelectronics NV	985,339
15,000	SUMCO Corp	204,341
4,200	Teleperformance	910,046
4,540	Temenos AG	760,223
11,500	Tokyo Electron Ltd	2,209,424
6,235	Ubisoft Entertainment SA(a)	449,487
5,805	Worldline SA(a)(b)	365,697
		42,747,798
Utilities — 3.72%
47,403	AGL Energy Ltd	613,251
114,571	AusNet Services	140,366
443,473	Centrica PLC	402,025
47,700	Chubu Electric Power Co Inc	691,919
19,300	Chugoku Electric Power Co Inc(c)	248,370
123,500	CLP Holdings Ltd	1,298,095
164,033	E.ON SE	1,594,834
171,566	EDP - Energias de Portugal SA	665,821
8,900	Electric Power Development Co Ltd	203,459
42,188	Electricite de France SA	471,937
17,322	Enagas SA	400,425
23,524	Endesa SA(c)	618,818
591,102	Enel SpA(a)	4,415,132
134,282	Engie SA(a)	2,191,781
31,486	Fortum OYJ(a)	744,214

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
Utilities — (continued)
179,000	HK Electric Investments & HK Electric Investments Ltd(b)	$ 170,602
732,861	Hong Kong & China Gas Co Ltd	1,428,441
439,409	Iberdrola SA(a)	4,567,144
49,700	Kansai Electric Power Co Inc	556,655
27,400	Kyushu Electric Power Co Inc	258,942
77,682	Meridian Energy Ltd	253,001
249,302	National Grid PLC	2,698,949
22,232	Naturgy Energy Group SA	589,656
132,371	Origin Energy Ltd	712,967
13,371	Orsted A/S(b)	1,242,950
32,900	Osaka Gas Co Ltd	631,895
101,000	Power Assets Holdings Ltd	677,997
34,082	Red Electrica Corp SA	690,359
41,150	RWE AG	1,286,048
69,000	Sembcorp Industries Ltd	103,893
20,188	Severn Trent PLC	537,099
157,067	Snam SpA	793,384
78,108	SSE PLC	1,194,398
23,661	Suez(a)	371,872
104,751	Terna Rete Elettrica Nazionale SpA	672,787
5,200	Toho Gas Co Ltd	199,430
29,200	Tohoku Electric Power Co Inc	285,409
105,700	Tokyo Electric Power Co Holdings Inc(a)	518,412
28,100	Tokyo Gas Co Ltd	710,731
12,894	Uniper SE	422,875
50,321	United Utilities Group PLC	510,658
42,219	Veolia Environnement SA	1,069,480
5,980	Verbund AG	327,198
		38,183,679
TOTAL COMMON STOCK — 98.08% (Cost $912,446,425)		$1,007,146,398
PREFERRED STOCK
Basic Materials — 0.02%
4,398	Fuchs Petrolub SE	164,942
Consumer, Cyclical — 0.32%
4,977	Bayerische Motoren Werke AG	276,486
11,388	Porsche Automobil Holding SE	738,251
13,453	Volkswagen AG	2,288,166
		3,302,903
Consumer, Non-Cyclical — 0.13%
13,507	Henkel AG & Co KGaA	1,336,511
Shares		Fair Value
Industrial — 0.05%
2,802	Sartorius AG	$ 510,835
TOTAL PREFERRED STOCK — 0.52% (Cost $5,595,538)		$5,315,191
RIGHTS
Consumer, Cyclical — 0.00%(d)
1,915	Harvey Norman Holdings Ltd(a)	2,320
TOTAL RIGHTS — 0.00%(d) (Cost $1,854)		$2,320
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.37%
$3,800,000	U.S. Treasury Bills 1.40%, 10/01/2019	3,800,000
Repurchase Agreements — 2.41%
5,878,033	Undivided interest of 10.05% in a repurchase agreement (principal amount/value $58,582,762 with a maturity value of $58,586,537) with Citigroup Global Markets Inc, 2.32%, dated 9/30/19 to be repurchased at $5,878,033 on 10/1/19 collateralized by various U.S. Government Agency securities, 2.50% - 9.00%, 6/1/24 - 10/1/49, with a value of $59,754,443.(e)	5,878,033
5,878,033	Undivided interest of 12.52% in a repurchase agreement (principal amount/value $47,010,964 with a maturity value of $47,013,967) with Bank of Montreal, 2.30%, dated 9/30/19 to be repurchased at $5,878,033 on 10/1/19 collateralized by U.S. Treasury securities, 0.00% - 3.75%, 10/10/19 - 5/15/45, with a value of $47,951,184.(e)	5,878,033

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$5,878,033	Undivided interest of 14.39% in a repurchase agreement (principal amount/value $40,895,686 with a maturity value of $40,898,378) with Scotia Capital (USA) Inc, 2.37%, dated 9/30/19 to be repurchased at $5,878,033 on 10/1/19 collateralized by various U.S. Government Agency securities, 2.50% - 5.00%, 9/1/24 - 8/1/49, with a value of $41,716,346.(e)	$ 5,878,033
1,233,616	Undivided interest of 6.13% in a repurchase agreement (principal amount/value $20,150,843 with a maturity value of $20,152,158) with BNP Paribas Securities Corp, 2.35%, dated 9/30/19 to be repurchased at $1,233,616 on 10/1/19 collateralized by U.S. Treasury securities, 0.00% - 4.63%, 11/15/19 - 2/15/49, with a value of $20,553,860.(e)	1,233,616
5,878,033	Undivided interest of 8.68% in a repurchase agreement (principal amount/value $67,783,755 with a maturity value of $67,788,217) with RBC Capital Markets Corp, 2.37%, dated 9/30/19 to be repurchased at $5,878,033 on 10/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/15/19 - 9/1/49, with a value of $69,139,430.(e)	5,878,033
		24,745,748
TOTAL SHORT TERM INVESTMENTS — 2.78% (Cost $28,545,748)		$28,545,748
TOTAL INVESTMENTS — 101.38% (Cost $946,589,565)		$1,041,009,657
OTHER ASSETS & LIABILITIES, NET — (1.38)%		$(14,194,094)
TOTAL NET ASSETS — 100.00%		$1,026,815,563
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
(a)	Non-income producing security.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	All or a portion of the security is on loan at September 30, 2019.
(d)	Represents less than 0.005% of net assets.
(e)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
At September 30, 2019, the Fund held the following outstanding futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
MSCI Emerging Markets Index Long Futures	164	USD	15,566,880	December 2019	$(134,400)
At September 30, 2019, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
MEL	USD	5,841	AUD	8,670	October 01, 2019	$(11)
MEL	USD	13,663	AUD	20,271	October 02, 2019	(20)
MEL	USD	20,239	AUD	29,662	October 04, 2019	216
MEL	USD	42,166	AUD	62,530	October 09, 2019	(54)
MEL	USD	11,774	AUD	17,148	October 11, 2019	195
MEL	USD	4,353	AUD	6,357	October 15, 2019	60
MEL	USD	22,504	AUD	33,218	October 24, 2019	63
MEL	USD	1,245,552	CHF	1,207,000	October 15, 2019	34,470
MEL	USD	111,830	EUR	101,984	October 01, 2019	672
MEL	USD	9,715	EUR	8,859	October 02, 2019	58
MEL	USD	1,198,493	EUR	1,095,000	October 15, 2019	3,567
MEL	USD	5,418	EUR	4,924	October 25, 2019	41
MEL	USD	91,899	GBP	75,554	October 03, 2019	(1,009)
MEL	USD	84,216	GBP	69,220	October 10, 2019	(928)
MEL	USD	12,231	GBP	9,901	October 11, 2019	52
MEL	USD	7,747	GBP	6,260	October 18, 2019	45
MEL	USD	7,953	GBP	6,422	November 01, 2019	46
MEL	USD	11,222	HKD	87,943	October 02, 2019	1
MEL	USD	22,318	HKD	174,589	October 03, 2019	42
MEL	USD	11,515	HKD	90,300	October 04, 2019	(8)
MEL	USD	3,066	HKD	24,051	October 09, 2019	(3)
MEL	USD	2,322	HKD	18,200	October 10, 2019	(1)
MEL	USD	3,660	HKD	28,706	October 11, 2019	(3)
MEL	USD	9,860	HKD	77,280	October 25, 2019	(4)
MEL	USD	2,037	JPY	220,150	October 09, 2019	(1)
MEL	USD	2,474	JPY	261,630	October 23, 2019	50
MEL	USD	6,934	JPY	731,340	October 25, 2019	158
MEL	USD	3,082	JPY	324,870	November 01, 2019	70
MEL	USD	19,454	JPY	2,049,945	November 08, 2019	443
MEL	USD	6,471	JPY	681,725	November 12, 2019	148
MEL	USD	39,429	JPY	4,177,562	November 15, 2019	671
MEL	USD	42,602	JPY	4,556,046	November 19, 2019	323
MEL	USD	18,197	JPY	1,952,790	November 20, 2019	74
MEL	USD	64,637	JPY	6,937,700	November 22, 2019	246
MEL	USD	23,989	JPY	2,573,375	November 26, 2019	98
MEL	USD	204,020	JPY	21,884,440	November 27, 2019	843
MEL	USD	320,278	JPY	34,350,739	November 29, 2019	1,325
MEL	USD	571,365	JPY	61,266,286	December 03, 2019	2,248
MEL	USD	330,943	JPY	35,483,705	December 04, 2019	1,291
MEL	USD	262,708	JPY	28,165,684	December 05, 2019	1,013
MEL	USD	161,959	JPY	17,362,783	December 06, 2019	619
MEL	USD	55,603	JPY	5,959,579	December 10, 2019	201
MEL	USD	36,693	JPY	3,932,525	December 11, 2019	131
MEL	USD	3,310	JPY	354,688	December 12, 2019	12
MEL	USD	10,501	JPY	1,125,272	December 13, 2019	37
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
MEL	USD	2,537	JPY	271,745	December 17, 2019	$8
MEL	USD	1,809	JPY	193,800	December 20, 2019	6
MEL	USD	13,880	NZD	21,907	October 04, 2019	160
MEL	USD	7,673	NZD	12,130	October 16, 2019	74
MEL	USD	10,177	SEK	99,994	October 07, 2019	14
MEL	USD	43,423	SGD	60,316	October 03, 2019	(217)
					Net Appreciation	$47,532
Counterparty Abbreviations:
MEL	Mellon Capital
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
Summary of Investments by Country as of September 30, 2019.
Country	Fair Value	Percentage of Fund Investments
Japan	$249,492,838	23.97%
United Kingdom	149,781,403	14.39
France	112,095,430	10.77
Switzerland	99,376,005	9.54
Germany	85,383,819	8.20
Australia	72,205,699	6.94
Netherlands	51,149,366	4.91
Hong Kong	35,437,538	3.40
Spain	29,542,286	2.84
United States	29,026,815	2.79
Sweden	23,871,082	2.29
Italy	20,895,023	2.01
Denmark	17,980,538	1.73
Singapore	12,823,353	1.23
Finland	11,541,294	1.11
Belgium	10,307,321	0.99
Ireland	7,144,878	0.69
Norway	6,560,158	0.63
Israel	5,632,254	0.54
Luxembourg	2,898,481	0.28
New Zealand	2,408,092	0.23
Austria	2,279,270	0.22
Portugal	1,602,872	0.15
China	406,204	0.04
Chile	380,359	0.04
United Arab Emirates	239,547	0.02
South Africa	217,755	0.02
Russia	208,272	0.02
Mexico	121,705	0.01
Total	$1,041,009,657	100.00%
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2019

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Rights	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$22,492,433	$984,653,965	$—	$1,007,146,398
Preferred Stock	—	5,315,191	—	5,315,191
Rights	2,320	—	—	2,320
Short Term Investments	—	28,545,748	—	28,545,748
Total investments, at fair value:	22,494,753	1,018,514,904	0	1,041,009,657
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	49,789	—	49,789
Total Assets	$22,494,753	$1,018,564,693	$0	$1,041,059,446
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(2,257)	—	(2,257)
Futures Contracts(a)	$(134,400)	$—	$—	$(134,400)
Total Liabilities	$(134,400)	$(2,257)	$0	$(136,657)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

September 30, 2019

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 248 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional amount of $3,706,932 in forward contracts for the reporting period.

September 30, 2019